Derivative Liability (Details Textual) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2015	Mar. 31, 2013	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Derivative Liability (Textual)
Exercised price				$ 1,000
Net proceeds from the exercise of warrants				$ 726,179	$ 312,500	$ 312,500	$ 545,026
Two Zero One Three Investor Warrants [Member]
Derivative Liability (Textual)
Number of warrants exercised			328,125
Purchase price			$ 32.00
Gross proceeds from exercise of warrants			$ 1,050,000,000
Reverse acquisition, description			Each unit consisted of one share of common stock and one five-year warrant (the "2013 Investor Warrants") to purchase one share of common stock at an initial exercise price of $32.00.
Exercised price			$ 0.04
Derivative warrant conditions, description			(i) the Company's common stock has traded for twenty (20) consecutive trading days with a closing price of at least $64.00 per share with an average trading volume of 50,000 shares per day, and (ii) the underlying shares of common stock are registered for resale.
Two Zero One Three Investor Warrants [Member] | Maximum [Member]
Derivative Liability (Textual)
Warrants, exercise price reduced	$ 31.40	$ 32.00
Two Zero One Three Investor Warrants [Member] | Minimum [Member]
Derivative Liability (Textual)
Warrants, exercise price reduced	$ 26.80	$ 31.40
Two Zero One Five Agent Warrants [Member]
Derivative Liability (Textual)
Number of warrants exercised							68
Cashless warrant exercised							1,000
Gross proceeds from exercise of warrants							$ 204,000
Exercised price						$ 3.00
Number of warrants issued						2,348
Reclassification of derivative liability upon the exchange of investor warrants							$ 993,500
Warrants expiration date						Jul. 15, 2020
Common stock shares issued on cashless exercise of warrants							59
Derivative liability						$ 2,959,400
Two Zero One Three Investor Warrant Exercises [Member]
Derivative Liability (Textual)
Number of warrants exercised							6,010
Exercised price							$ 31.40
Net proceeds from the exercise of warrants							$ 20,465,900
Reclassification of derivative liability upon the exchange of investor warrants							$ 23,847,400
Two Zero One Three Investor Warrant Amendments [Member]
Derivative Liability (Textual)
Number of warrants issued							1,594
Reclassification of derivative liability upon the exchange of investor warrants							$ 53,006